John Hancock Variable Insurance Trust Supplement dated September 26, 2011 to the Prospectus dated May 2, 2011
American Fundamental Holdings Trust | Prospectus Class Series I, II and III Shares
AMERICAN FUNDAMENTAL HOLDINGS TRUST
Effective September 26, 2011, American Fundamental Holdings Trust changed its name to Fundamental Holdings Trust and amended and restated its principal investment policies as follows:

The fund invests primarily in other JHVIT funds, funds of the American Funds Insurance Series and other investment companies (collectively, “Underlying Funds”) and may invest in other types of investments as described below.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

American Global Diversification Trust | Prospectus Class Series I, II and III Shares
AMERICAN GLOBAL DIVERSIFICATION TRUST
Effective September 26, 2011, American Global Diversification Trust changed its name to Global Diversification Trust and amended and restated its principal investment policies as follows:

The fund invests primarily in other JHVIT funds, funds of the American Funds Insurance Series and other investment companies (collectively, “Underlying Funds”) and may invest in other types of investments as described below. The fund intends to invest, under normal circumstances, a portion of its assets in foreign securities or in funds that invest primarily in foreign securities.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Rule 12b-1 Waiver for Series I, Series II and Series III shares of the Fundamental Holdings Trust and the Global Diversification Trust

Commencing October 1, 2011, John Hancock Distributors, LLC (the “Distributor”) has agreed to waive Rule 12b-1 fees for each of the Series I, Series II and Series III shares of American Fundamental Holdings Trust and American Global Diversification Trust (each a “Fund”) as set forth below until at least October 1, 2012:

The Distributor will waive all or a portion of the accrued Rule 12b-1 fees payable to the Distributor by or with respect to Series I, Series II and Series III shares of each Fund (each a “Share Class”) by the amount of the net advisory fee received by John Hancock Investment Management Services, LLC (after payment of the subadvisory fee) from its management of any underlying JHVIT funds held by the Fund, to the extent attributable to the value of the underlying JHVIT fund shares held by the Fund, as allocable to the relevant Share Class. The Distributor will not waive accrued Rule 12b-1 fees payable by or with respect to a Share Class of a Fund with respect to assets of the Fund that are not invested in an underlying JHVIT fund, as allocable to the Share Class. The amount of the Rule 12b-1 fee waiver for a Share Class of a Fund will not exceed the Rule 12b-1 fees accrued by the Share Class.

The obligations of the Distributor to waive Rule 12b-1 fees as set forth above expire on October 1, 2012 unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 26, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Supplement [Text Block]	jht756913_SupplementTextBlock	John Hancock Variable Insurance Trust Supplement dated September 26, 2011 to the Prospectus dated May 2, 2011
American Fundamental Holdings Trust | Prospectus Class Series I, II and III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN FUNDAMENTAL HOLDINGS TRUST
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	Effective September 26, 2011, American Fundamental Holdings Trust changed its name to Fundamental Holdings Trust and amended and restated its principal investment policies as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in other JHVIT funds, funds of the American Funds Insurance Series and other investment companies (collectively, “Underlying Funds”) and may invest in other types of investments as described below.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

American Fundamental Holdings Trust | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JFHHX
American Global Diversification Trust | Prospectus Class Series I, II and III Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN GLOBAL DIVERSIFICATION TRUST
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	Effective September 26, 2011, American Global Diversification Trust changed its name to Global Diversification Trust and amended and restated its principal investment policies as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in other JHVIT funds, funds of the American Funds Insurance Series and other investment companies (collectively, “Underlying Funds”) and may invest in other types of investments as described below. The fund intends to invest, under normal circumstances, a portion of its assets in foreign securities or in funds that invest primarily in foreign securities.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Supplement [Text Block]	jht756913_SupplementTextBlock

Rule 12b-1 Waiver for Series I, Series II and Series III shares of the Fundamental Holdings Trust and the Global Diversification Trust

Commencing October 1, 2011, John Hancock Distributors, LLC (the “Distributor”) has agreed to waive Rule 12b-1 fees for each of the Series I, Series II and Series III shares of American Fundamental Holdings Trust and American Global Diversification Trust (each a “Fund”) as set forth below until at least October 1, 2012:

The Distributor will waive all or a portion of the accrued Rule 12b-1 fees payable to the Distributor by or with respect to Series I, Series II and Series III shares of each Fund (each a “Share Class”) by the amount of the net advisory fee received by John Hancock Investment Management Services, LLC (after payment of the subadvisory fee) from its management of any underlying JHVIT funds held by the Fund, to the extent attributable to the value of the underlying JHVIT fund shares held by the Fund, as allocable to the relevant Share Class. The Distributor will not waive accrued Rule 12b-1 fees payable by or with respect to a Share Class of a Fund with respect to assets of the Fund that are not invested in an underlying JHVIT fund, as allocable to the Share Class. The amount of the Rule 12b-1 fee waiver for a Share Class of a Fund will not exceed the Rule 12b-1 fees accrued by the Share Class.

The obligations of the Distributor to waive Rule 12b-1 fees as set forth above expire on October 1, 2012 unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2012
American Global Diversification Trust | Series III
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGDHX